Employee benefits - Actuarial gains and (losses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee benefits
Amount accumulated as at January, 1	$ (268,692)	$ (195,905)
Recognized during the year	(5,478)	(103,982)	$ (107,897)
Amount accumulated as at December, 31	(272,527)	(268,692)	(195,905)
Experience adjustments arising from plan liabilities [Member]
Disclosure of Employee benefits
Amount accumulated as at January, 1	(383,126)	(279,144)	(171,247)
Recognized during the year	(5,478)	(103,982)	(107,897)
Amount accumulated as at December, 31	$ (388,604)	$ (383,126)	$ (279,144)